Lease Prepayments and Other Assets (Movement in Net Book Amount) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information about lease prepayments and other assets [line items]
Opening net book amount	¥ 705,456
Closing net book amount	747,249	¥ 705,456
Land use rights [member]
Disclosure of information about lease prepayments and other assets [line items]
Opening net book amount	379,704	394,195
Additions	0	0
Charge for the year	(14,598)	(14,491)
Reclassified to prepayment	0	0
Transferred from property, plant and equipment	9,066
Closing net book amount	374,172	379,704
Other intangible assets [member]
Disclosure of information about lease prepayments and other assets [line items]
Opening net book amount	26,411	29,333
Additions	0	0
Charge for the year	(2,922)	(2,922)
Reclassified to prepayment	0	0
Transferred from property, plant and equipment	0
Closing net book amount	23,489	26,411
Long-term prepaid expense [member]
Disclosure of information about lease prepayments and other assets [line items]
Opening net book amount	299,341	359,488
Additions	491,288	324,523
Charge for the year	(228,115)	(226,744)
Reclassified to prepayment	(212,926)	(157,926)
Transferred from property, plant and equipment	0
Closing net book amount	349,588	299,341
Total [member]
Disclosure of information about lease prepayments and other assets [line items]
Opening net book amount	705,456	783,016
Additions	491,288	324,523
Charge for the year	(245,635)	(244,157)
Reclassified to prepayment	(212,926)	(157,926)
Transferred from property, plant and equipment	9,066
Closing net book amount	¥ 747,249	¥ 705,456